UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               December 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Z Management, LLC
Address:    230 Park Avenue South, 11th Floor
            New York, NY 10003
            Attn:  Craig Fisher

Form 13F File Number:  028-13351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Fisher
Title:            Secretary
Phone:            (212) 965-2328

Signature, Place, and Date of Signing:

/s/ Craig Fisher                New York, NY             February __, 2011
----------------                ------------           ----------------------
   [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             4

Form 13F Information Table Value Total:       344,125
                                            (thousands)


List of Other Included Managers:

                              NONE


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

                                                   CAPITAL Z MANAGEMENT, LLC
                                                           FORM 13F
                                             FOR QUARTER ENDED DECEMBER 31, 2010


          ITEM 1:          ITEM 2:   ITEM 3:    ITEM 4:       ITEM 5:             ITEM 6:           ITEM 7:          ITEM 8:
                                                                           INVESTMENT DISCRETION             VOTING AUTHORITY SHARES
                                                                                    (b)
                                                                                 Shares as
                                                 Fair        Shares or            Defined    (c)    Managers
                           Title of   Cusip      Market      Principal      (a)     in      Shared    See      (a)    (b)     (c)
      Name of Issuer        Class    Number      Value         Amount      Sole   Instr.V   Other   Instr. V   Sole  Shared   None
      --------------        -----    ------      -----         ------      ----   -------   -----   --------   ----  ------   ----
Universal American Corp.  Common    913377107  285,875,376  13,979,236   13,979,236                          13,979,236
                          stock

NewStar Financial, Inc.   Common    65251F105   58,249,135   5,510,798    5,510,798                           5,510,798
                          stock


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